Preferred and Common Stock	12 Months Ended
Aug. 31, 2015
Equity [Abstract]
Preferred and Common Stock

NOTE 4 - PREFERRED AND COMMON STOCK

Current Authorization

We are currently authorized to issue up to 100,000,000 shares of $ 0.0001 par value common stock and 20,000,000 shares of preferred stock. All issued shares of common stock are entitled to vote on a 1 share/1 vote basis. No preferred shares have been issued.

Recent Issuances

Effective April 28, 2015, BorrowMoney.com, Inc. (f/k/a Horizon Holding, BMFL), Inc. acquired 100% of the common shares of BMNY and issued 20,000,000 shares of its common stock to the shareholders of BMNY. Prior to the Share Exchange, BMFL had 1,923,000 common shares outstanding. BMFL had no assets or liabilities.